Employee Benefit Plans - Information for Post-Retirement Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligations
Benefit obligations at beginning of year	$ 284.0	$ 326.6
Service cost	0.7	0.9
Interest cost	13.0	11.8
Actuarial loss (gain)	38.9	(42.6)
Benefit paid	(12.3)	(12.3)
Benefit obligations at end of year	324.2	284.0
Other Post-retirement Benefit Plans [Member]
Change in benefit obligations
Benefit obligations at beginning of year	13.4	14.9
Service cost	0.4	0.5	0.4
Interest cost	0.6	0.6	0.5
Actuarial loss (gain)	2.5	(2.1)
Benefit paid	(0.9)	(0.5)
Benefit obligations at end of year	$ 16.0	$ 13.4	$ 14.9